Stock-Based Compensation	12 Months Ended
Feb. 26, 2012
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 12 — STOCK-BASED COMPENSATION

Stock options

The Company established a Stock Incentive Plan (the “Plan”) to facilitate the issuance of shares of its Ordinary Stock to employees, members of management, officers, directors and consultants of the Company and its subsidiaries. The Plan allows for the grant of incentive stock options, non-qualified stock options, stock appreciation rights and shares of restricted stock. Options granted under the Plan have a time-based vesting schedule, generally four years, some with a provision for the acceleration of vesting upon the occurrence of certain events. Substantially all options granted under the Plan have terms of ten years. The Plan was amended on February 27, 2003, increasing to 32,530,970 the total shares approved for issuance under the Plan. On February 24, 2009, the Board of Directors approved an amendment and restatement of the Plan extending the duration of the Plan, which was to expire March 1, 2009, through February 23, 2019, amending the transfer restrictions and granting additional information rights to holders of options granted under the Plan. Under the terms of the Plan, shares issued upon the exercise of stock options may be newly-issued shares or treasury shares. As of February 26, 2012, all of the shares issued upon the exercise of stock options have been newly-issued shares.

In March 2009, the Board of Directors approved a two phase employee stock option regrant and exchange program (the “2009 Stock Option Program,” or the “Program”). A total of 3,292,457 stock options were granted under the first phase of the Program on May 1, 2009. A total of 13,687,663 stock options were cancelled and regranted under the second phase of the Program on July 1, 2009. The new stock options granted under the Program have an exercise price of $0.60 per share, which is greater than the fair market value of the Company’s ordinary stock on the dates of grant.

Participation in the 2009 Stock Option Program was conditioned upon the optionees’ continued employment through each respective grant date. All of the new stock options were issued under the Stratus Technologies, Inc. Stock Incentive Plan, as amended and restated, and are subject to its terms and conditions. The new stock options expire ten years from the grant date.

As the grant of the second phase options represented a modification of the unvested eligible options, the Company (1) measured the fair value of the original options immediately before the modification, and (2) measured the fair value of the modified options, to determine the incremental compensation cost. The sum of the incremental cost and the remaining unrecognized compensation expense for the original options will be recognized over the remaining service period of the options. The Company recognized $2,473 of stock-based compensation expense related to the fully vested portion of these options in 2010. As of February 26, 2012, there was approximately $16 of unamortized stock-based compensation expense related to the unvested portion of the second phase options.

As of February 26, 2012, all of the outstanding options issued under the Plan were non-qualified stock options. Stock options are awards which allow employees to purchase shares of the Company’s stock at a fixed price, over a specific period of time. The Company grants stock options at an exercise price equal to or greater than the fair market value of the Company’s ordinary shares at the date of grant. These awards, which generally vest annually at a rate of 25 percent per year, are fully vested four years from the date of grant and have a contractual life of ten years. Awards granted to non-employee members of the Company’s board of directors, if any, vest annually at a rate of approximately 33 percent, are fully vested three years from the date of grant and have a contractual life of ten years.

The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of stock options include the exercise price of the option, the expected option term, volatility of the Company’s stock, the risk-free interest rate with a maturity date equivalent to the expected life of the option, and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value that may ultimately be realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in the valuation and the resulting weighted-average fair value per option granted during fiscal 2012, 2011 and 2010:

	February 26, 2012	February 27, 2011	February 28, 2010
Option term (in years) *	8.0	8.0	9.0
Volatility **	35%	37%	45%
Risk-free interest rate (zero coupon U.S. treasury note)	3.4%	3.8%	3.9%
Dividend yield	0%	0%	0%
Weighted-average fair value per option granted	$0.04	$0.07	$0.22

*	The option term is the number of years the Company estimates, using historical data, that options will be outstanding prior to exercise or forfeiture.
**

The Company’s estimates of expected volatility are principally based on daily price changes of the stock of comparable public companies over the expected option term as well as guidance provided by the accounting standard for stock based compensation.

There was one stock option exercise of 3,000 shares during fiscal 2012, at a total exercise price of $2. At the time of the exercise, the fair market value of the underlying shares was less than the exercise price. There were no cash settlements of equity instruments during fiscal 2012, 2011 or 2010. The Company recognized no windfall tax benefits in connection with the exercise of stock options during fiscal 2012, 2011 and 2010.

At February 26, 2012, there were 31,954,018 authorized but unissued shares of ordinary stock reserved for issuance under the Stratus Technologies, Inc. Stock Incentive Plan.

Stock option activity under the Plan was as follows:

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 27,2011	22,233,973	$0.72	7.61
Granted	368,750	$0.60
Canceled	(1,586,658)	$0.65
Forfeited	(462,000)	$0.61
Exercised	(3,000)	$0.60

Outstanding at February 26,2012	20,551,065	$0.72	6.58

Exercisable at February 26, 2012	17,687,390	$0.74	6.38
Exercisable and expected to vest at February 26, 2012	20,390,365	$0.72	6.57

The following table summarizes information about stock options outstanding and exercisable as of February 26, 2012:

Exercise price	Outstanding Number	Weighted-average remaining contractual life	Exercisable Number	Weighted Average Exercise Price
$0.60	17,984,464	7.36	15,133,089	$0.60
$1.50	2,250,903	1.00	2,250,903	$1.50
$2.00	309,398	1.83	297,098	$2.00
$4.52	6,300	4.12	6,300	$4.52

$0.60-$4.52	20,551,065	6.58	17,687,390	$0.74

There were 11,402,953 shares available for grant under the Plan at February 26, 2012.